Note Payable (Details Narrative) - USD ($)	1 Months Ended				3 Months Ended		12 Months Ended
	Mar. 31, 2022	Feb. 24, 2022	Nov. 18, 2021	Jun. 18, 2021	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Promissory note							$ 118,000	$ 0
Interest Payable					$ 316,000		300,000	236,000
Incurred interest expense					16,000	$ 16,000	16,000	16,000
Promissory Note [Member]
Borrowed amount				$ 270,000
Interest rate				7.00%
Promissory note					270,000		270,000
Interest Payable					23,600		18,900
Incurred interest expense					4,725	4,725	23,100	9,500
Promissory Note One [Member]
Borrowed amount			$ 60,000
Interest rate			7.00%
Promissory note					60,000		60,000
Interest Payable					5,250		4,200	350
Incurred interest expense					1,050	1,050	4,200	$ 350
Promissory Note Two [Member]
Borrowed amount		$ 42,000
Interest rate		7.00%
Promissory note					60,000		42,000
Interest Payable					1,960		1,225
Incurred interest expense					735	245	2,450
Promissory Note Three [Member]
Borrowed amount	$ 6,000					$ 6,000
Interest rate	7.00%					7.00%
Promissory note					6,000		6,000
Interest Payable					245		140
Incurred interest expense					$ 105	$ 0	$ 175